ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW ERA FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.1%
CONSUMER & SERVICE 0.2%
Merchandising 0.2%
Wal-Mart	196,300	9,681
Total Consumer & Service		9,681
NATURAL RESOURCE RELATED 96.9%
Agriculture 2.9%
AGCO (1)	220,700	5,595
Deere	651,500	54,667
Potash Corp of Saskatchewan	563,452	58,706
		118,968
Building & Real Estate 3.0%
AMB Property, REIT	399,100	21,994
Archstone-Smith Trust, REIT	380,500	20,715
Boston Properties, REIT	210,600	21,764
Camden Property Trust, REIT	258,600	19,656
Duke Realty, REIT	361,000	13,483
ProLogis, REIT	271,544	15,494
Simon Property Group, REIT	91,400	8,283
		121,389
Chemicals 1.9%
Dow Chemical	791,800	30,864
DuPont	628,296	26,916
Nova Chemicals	677,300	20,800
		78,580
Diversified Metals 8.8%
Alcan	1,339,500	53,406
BHP Billiton (AUD)	4,757,672	90,985
Companhia Vale Do Rio Doce ADR	1,756,500	37,870
Mechel OAO ADR	786,216	15,960
Nucor	603,900	29,887
Rio Tinto (GBP)	1,327,679	62,791
Teck Cominco, Class B (CAD)	1,110,754	69,721
		360,620
Diversified Resources 8.0%
Arch Coal	1,556,704	45,004
Burlington Northern Santa Fe	372,476	27,355
Caterpillar	577,986	38,032
CONSOL Energy	1,564,400	49,638
Finning International (CAD)	434,400	14,572
International Coal Group (1)	2,261,500	9,544
Peabody Energy	1,075,802	39,568
Penn Virginia	357,700	22,682
St. Joe	426,300	23,391
Terex (1)	1,266,560	57,274
Western Water (1)	2,259	297
		327,357
Forest Products 5.1%
Domtar (1)	1,931,100	11,374
International Paper	1,784,278	61,790
Kimberly-Clark	484,380	31,659
Potlatch, REIT	703,000	26,081
Smurfit-Stone Container (1)	3,502,948	39,233
Weyerhaeuser	613,079	37,723
		207,860
Gas Transmission & Distribution 2.4%
Duke Energy	729,200	22,022
NiSource	1,244,606	27,057
Williams Companies	2,121,439	50,639
		99,718
Integrated Petroleum-Domestic 5.2%
ConocoPhillips	1,814,358	108,009
Hess	299,400	12,401
Murphy Oil	1,939,746	92,235
		212,645
Integrated Petroleum-International 17.9%
BP ADR	1,286,889	84,394
Chevron	480,432	31,161
Eni SPA ADR	881,092	52,434
ExxonMobil	2,001,118	134,275
Lukoil ADR	490,068	37,062
Mol Magyar Olas Gazipari ADR	223,500	20,059
Petroleo Brasileiro ADR	368,017	27,542
Repsol (EUR)	1,413,900	42,099
Royal Dutch Shell ADR, Class A	1,909,630	126,227
Statoil ASA (NOK)	3,451,099	81,788
Total ADR	1,504,752	99,223
		736,264
Miscellaneous Energy 2.3%
Dynegy, Class A (1)	5,435,538	30,113
Edison International	308,272	12,836
NRG Energy (1)	1,048,914	47,516
Verasun Energy (1)	330,200	5,300
		95,765
Oil & Gas Drilling 7.0%
Diamond Offshore Drilling	1,411,136	102,124
Helmerich & Payne	421,334	9,703
Key Energy Services (1)	544,800	7,409
Nabors Industries (1)	903,852	26,890
Noble Drilling	920,872	59,101
Transocean (1)	1,131,541	82,863
		288,090
Oil & Gas Equipment & Services 19.6%
Baker Hughes	1,540,159	105,039
BJ Services	2,443,560	73,625
Bucyrus International, Class A	323,500	13,723
Cameron International (1)	2,667,826	128,883
Dresser-Rand Group (1)	477,800	9,747
FMC Technologies (1)	658,184	35,345
Grant Prideco (1)	1,422,363	54,093
Halliburton	460,400	13,098
Joy Global	1,116,600	41,995
Schlumberger	2,337,972	145,024
Smith International	2,362,366	91,660
Technip (EUR)	831,400	47,274
Tenaris ADR	327,200	11,576
W-H Energy Services (1)	852,193	35,340
		806,422
Petroleum Exploration & Production 9.3%
Anadarko Petroleum	652,722	28,609
BG Group (GBP)	3,036,117	36,878
Bill Barrett (1)	493,565	12,122
Canadian Natural Resources	2,144,796	97,760
Compton Petroleum (1)	1,722,900	17,195
Devon Energy	1,067,559	67,416
Encore Acquisition (1)	1,125,000	27,382
EOG Resources	921,966	59,974
Newfield Exploration (1)	351,900	13,562
Nexen	245,546	13,127
XTO Energy	226,833	9,556
		383,581
Precious Metals 2.6%
Meridian Gold (1)	2,107,578	52,395
Newmont Mining	1,286,979	55,018
		107,413
Refining & Marketing 0.9%
Valero Energy	758,668	39,049
		39,049
Total Natural Resource Related		3,983,721
Total Common Stocks (Cost $2,596,162)		3,993,402
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	102,591,601	102,592
Total Short-Term Investments (Cost $102,592)		102,592
Total Investments in Securities
99.6% of Net Assets (Cost $2,698,754)		$4,095,994

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $2,698,754,000. Net unrealized gain aggregated $1,397,240,000 at period-end, of which $1,464,485,000 related to appreciated investments and $67,245,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $9,000,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $102,592,000 and $287,415,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006